SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 15:-	SEGMENT INFORMATION

Historically, the Company had two operating segments, which also represented its reportable segments. The Integrated Solutions Division (“Projects” segment) and Senstar Product division (“Products” segment). On June 30, 2021, the Projects segments was sold (see note 1g). Therefore, the results of the Company’s Projects segment were classified as discontinued operations in the Company’s consolidated statements of operations and thus excluded from both continuing operations and segment results for all periods presented. Accordingly, the Company now have one reportable segment with the change reflected in all periods presented.

Geographical information:

The following is a summary of revenues within geographic areas based on end customers’ location and long-lived assets:

1.          Revenues:

	Year ended December 31,
	2021	2020	2019

North America	$15,902	$17,520	$17,251
Europe	8,913	9,052	11,004
APAC	8,387	5,267	6,476
South and Latin America	1,296	1,322	391
Israel	317	-	-
Others	101	190	17

	$34,916	$33,351	$35,139

2.          Long-lived assets:

	December 31,
	2021	2020

Israel	$154	$81
Europe	1,068	1,038
USA	1,816	1,980
Canada	12,664	13,428
Others	42	41

	$15,744	$16,568

Long-lived assets include property and equipment, net, intangible assets, net and goodwill.